IFRS Pronouncements	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS Pronouncements

3. IFRS Pronouncements

3.1 Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments

In May 2024, the IASB issued targeted amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures, to respond to recent questions arising in practice. These amendments:

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clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
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clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
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add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environmental, social and governance targets); and
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update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The amendments to IFRS 9 and IFRS 7 will be effective for annual reporting periods beginning on or after 1 January 2026, with early application permitted.

The Company has not yet decided whether – and, if so, to what extent – it will elect to derecognize financial liabilities before the settlement date where they are settled in cash using an electronic cash transfer system eligible for this election. The Company is currently assessing whether the election should be applied to any of its electronic transfer payment systems.

3.2 IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 in response to investors' concerns about comparability and transparency of entities' performance reporting. The new presentation requirements introduced in IFRS 18 will increase comparability of the financial performance of similar entities, especially related to how "operating profit or loss" is defined. The new disclosure requirements for "management-defined performance measures" will enhance transparency. IFRS 18 is effective from 1 January 2027 and has not yet been adopted by the Company.

Management is in the process of determining the impact on the Company of applying IFRS 18. The Company has prepared a transition plan and is on track to report its first IFRS 18-compliant interim financial statements for the three months ending March 31, 2027 and annual financial statements for the year ending December 31, 2027.